SHARE-BASED COMPENSATION - Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of discontinued operations (Details) (Imported) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 15,320	$ 8,580	$ 20,166
Selling expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	185	524	423
Research and development expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	990	1,118	1,035
General and administrative expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 14,145	$ 6,938	$ 18,708